CLS Global Diversified Equity Fund (CLSAX)

CLS Growth and Income Fund (CLERX)

CLS International Equity Fund (CLHAX)

CLS Flexible Income Fund (CLFLX)

CLS Global Aggressive Equity Fund (CLACX)

CLS Shelter Fund (CLSHX)

Supplement dated January 11, 2018

to the Statement of Additional Information (“SAI”) dated September 1, 2017

This Supplement updates and supersedes any contrary information contained in the SAI dated September 1, 2017 of the AdvisorOne Funds.

The Trustee table on pages 27 through 30 of the SAI has been deleted in its entirety and replaced with the following Trustee table.

Name, Address and Year of Birth_	Position/Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Gary W. Lanzen 1954	Trustee Since 2003	Retired (since December 31, 2012).	7	Northern Lights Fund Trust, and Northern Lights Variable Trust (since 2005); Alternative Strategies Fund (since 2010)
Larry A. Carter 1952	Trustee Since February 2012	Retired (since January 1, 2017); Consultant to private equity clients on grain processing industry (2004 - 2016).	7	NONE
John W. Davidson 1946	Trustee Since February 2012	Creator, author and founder of John Davidson’s Economic Comments (since 2009).	7	Horizon Funds Trust (since 2015),
Edward D. Foy 1952	Trustee Since February 2012	President and Chief Investment Officer of Foy Financial Services, Inc. (since 1987).	7	NONE

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Todd Clarke(3) 1969	Trustee since November 2012	Managing Director, NorthStar Financial Services Group, LLC (since September 2016); Chief Executive Officer and Manager, CLS Investments, LLC (September 2012-September 2016) ; Director, Constellation Trust Company (since February 2013); Director, NorthStar CTC Holdings, Inc. (since April 2015); Manager of NorthStar Topco, LLC, NorthStar Financial Services Group, LLC, Orion Advisor Services, LLC, Gemini Fund Services, LLC, Gemini Hedge Fund Services, LLC, Gemini Alternative Funds, LLC, Blu Giant, LLC, Northern Lights Compliance Services, LLC (since April 2015).	7	NONE
Ryan Beach 1977	President since November 2012	President of the Trust, Chief Executive Officer (since September 2016); President, CLS Investments, LLC (September 2012-September 2016); Director, Constellation Trust Company and NorthStar CTC Holdings, Inc. (since April 2015); Chief Executive Officer (since June 2017); President, Constellation Trust Company and NorthStar CTC Holdings, Inc. (October 2015 to June 2017)	N/A	N/A
Michael J. Wagner 1950	Chief Compliance Officer Since 2006	President (since April 2006) of Northern Lights Compliance Services, LLC.	N/A	N/A
Daniel Applegarth 1980	Treasurer and Principal Financial Officer since September 2017	Treasurer and Principal Financial Officer of the Trust (since September 2017); Chief Financial Officer and Treasurer of NorthStar Financial Services Group, LLC (since 2010), Treasurer of CLS Investments, LLC, Orion Advisor Services, LLC, Gemini Fund Services, LLC, Northern Lights Compliance Services, LLC, and Blu Giant, LLC (since 2006); and Treasurer of Gemini Hedge Fund Services, LLC, Gemini Alternative Funds, LLC (since 2013); and Treasurer (since 2006) and Director (since 2009) of Constellation Trust	N/A	N/A

Company.
Michael Forker 1986	Secretary Since January 2018	Chief Compliance Officer, CLS Investments, LLC (since May 2014); Compliance Officer, CLS Investments, LLC (2012-2014); Attorney, Bryan Hill Law (2011-2012); Compliance Consultant, RIA Compliance Consultants (2011-2012).	N/A	N/A

(1) The term of office for each Trustee and officer listed above will continue indefinitely except as provided in the Trust’s retirement policy.

(2) The term “Fund Complex” refers to the AdvisorOne Funds trust, including the series of the Trust that may have filed registration statements with the SEC but may not yet be operational.

(3) Todd Clarke is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his position with NorthStar Financial Services Group, LLC, parent company of CLS Investments, LLC (investment adviser to the Funds), Northern Lights Distributors, LLC (distributor of the Funds), and Gemini Fund Services, LLC (administrator, transfer agent, and fund accountant to the Funds).

This Supplement, and the existing Prospectus dated September 1, 2017, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and SAI have been filed with the U.S. Securities and Exchange Commission, is incorporated herein by reference, and can be obtained without charge by visiting www.advisoronefunds.com or by calling 1-866-811-0225.